Financial instruments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate	11.00%
Total amount drawn down	$ 88	$ 81
Principal debt payments	88	72
Amounts receivable	845	1,337
Accumulated deficit	120,119
Cash and cash equivalents	14,066	14,895	$ 14,909
Foreign exchange gain loss	$ 84	(139)
Percentage of Foreign exchange gain loss	1.00%
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total amount drawn down	$ 5,000	$ 5,000
Interest payments	$ 148
Loan terms	84 months
Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payments	$ 21
Principal debt payments	67
Interest rate risk [Member] | Principal debt payments [Member] | Transaction One [Member]
Disclosure of detailed information about financial instruments [line items]
Principal debt payments	$ 5
Fixed interest rate [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.00%
Fixed interest rate [Member] | Interest rate risk [Member] | Principal debt payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%